Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 1,690,839	$ 285,568	$ 6,238
Advance to suppliers	534,388	564,846	377,088
Inventories, net	2,841,174	3,084,157	2,797,060
Prepaid taxes	176,822	688,272	653,479
Other receivable	34,148	5,688	882
Total Current Assets	5,277,371	4,628,531	3,834,747
Property and equipment, net	597,268	675,556	906,845
Construction in progress	8,818,289	8,726,299	8,283,595
Operating lease right-of-use assets			2,827
Total Assets	14,692,928	14,030,386	13,028,014
Current Liabilities
Short-term loan			459,770
Accounts payable	264,538	263,891	256,234
Advances from customers	14,197	14,123	13,793
Operating lease liabilities - current			2,827
Due to related parties	15,800,481	15,531,258	12,789,537
Loan from third parties			459,770
Accrued liabilities and other payables	676,073	506,844	224,198
Total Current Liabilities	16,755,289	16,316,116	14,206,129
Total Liabilities	16,755,289	16,316,116	14,206,129
Deficit
Preferred stock, $.001 par value; 5,000,000 shares authorized; 0 shares issued and outstanding
Common stock, $.001 par value; 70,000,000 shares authorized; 65,309,169 and 65,309,169 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	65,309	65,309	19,286
Additional paid-in capital	1,099,599	1,099,599	1,549,018
Accumulated deficit	(2,968,981)	(3,187,804)	(2,605,211)
Accumulated other comprehensive loss	(177,496)	(168,535)	(141,208)
Total stockholders’ deficit	(1,981,569)	(2,191,431)	(1,178,115)
Noncontrolling interests	(80,792)	(94,299)
Total Deficit	(2,062,361)	(2,285,730)	(1,178,115)
Total Liabilities and Deficit	$ 14,692,928	$ 14,030,386	$ 13,028,014